Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases
11.	LEASES

Operating leases
The Group’s leases consist of operating leases for administrative office spaces and IDC facilities in different cities in the PRC. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the lease term. The Company elected the practical expedient not to separate lease and non-lease components of contracts, except for bandwidth service included in IDC facilities lease contracts. As of December 31, 2019, the Group had no long-term leases that were classified as a financing lease. The Company also elected the short-term lease exemption for all contracts with lease terms of 12 months or less.
Total operating lease expense for the year ended December 31, 2019 was
RMB160,791,
 including RMB26,848 short-term lease expense. The operating lease expense was recorded in cost and expense on the consolidated statements of operations.

For the Twelve months ended December 31, 2019	Amounts
RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	106,288
Non -cash r ight-of-use assets obtained in exchange for new lease obligations:
Operating leases	127,362
Weighted average remaining lease term
Operating leases	1.59
Weighted average discount rate
Operating leases	4.52%

As of
 December 31, 2019, future minimum payments under operating leases were as follows:

For the year ended December 31,	Amounts
RMB
2020	141,324
2021	53,769
2022	3,770
Less imputed interest	7,196

Total	191,667

Future minimum payments under non-cancellable operating leases as of December 31, 2018 were as follows:

For the year ended December 31,	Amounts
RMB
2019	99,133
2020	82,697
2021	26,980
2022	8,633

Total	217,443

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents.
For the years ended December 31, 2017 and 2018, total rental expense for all operating leases base on ASC 840 amounted to RMB
58,861
and
RMB78,713
,
 respectively.